UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-00524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	6/30/15

The following Form N-CSR relates only to Dreyfus High Yield Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for those series, as appropriate.

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus
High Yield Fund

SEMIANNUAL REPORT June 30, 2015

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
32	Notes to Financial Statements
47	Information About the Renewal of the Fund’s Investment Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
High Yield Fund

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus HighYield Fund, covering the six-month period from January 1, 2015, through June 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. and global bond markets proved volatile on their way to posting flat to modestly negative returns over the first half of 2015. U.S. fixed-income markets rallied when the economic recovery stalled during the first quarter of the year due to unusually harsh winter weather and a strengthening U.S. dollar, and global bonds benefited from increasingly aggressive monetary policies in Europe and Japan. However, during the second quarter, bonds generally lost value when economic growth seemed to regain momentum in the United States and major international markets.

We expect economic uncertainty and bouts of market volatility to persist over the near term as Europe continues to struggle with instability in Greece, China addresses a stubborn economic slowdown, geopolitical conflicts flare across the Middle East, and U.S. investors await the first in a series of short-term interest rate hikes. We remain more optimistic regarding the economy’s long-term outlook, which we believe should be supported by improved consumer and business confidence as well as aggressively accommodative monetary policies from many of the world’s major central banks.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2015, through June 30, 2015, as provided by Chris Barris and Kevin Cronk, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2015, Dreyfus High Yield Fund’s Class A shares produced a total return of 2.78%, Class C shares returned 2.40%, and Class I shares returned 2.91%.1 In comparison, the BofA Merrill Lynch U.S. High Yield Master II Constrained Index (the “Index”), the fund’s benchmark, achieved a total return of 2.49% over the same period.2

High yield bonds generally outperformed higher quality fixed-income securities during the reporting period amid improving economic sentiment and rising long-term interest rates. Favorable security selections and overweighted exposure to B-rated bonds helped the fund’s relative performance.

The Fund’s Investment Approach

The fund seeks to maximize total return, consisting of capital appreciation and current income.

At least 80% of the fund’s assets are invested in fixed-income securities that are rated below investment grade (“high yield” or “junk” bonds) or are the unrated equivalent as determined by Dreyfus. Individual issues are selected based on careful credit analysis.We thoroughly analyze the business, management, and financial strength of each of the companies whose bonds we buy, then project each issuer’s ability to repay its debt.

High Yield Securities Held Up Well in Volatile Bond Market

A robust economic recovery in 2014 appeared to persist into January 2015, as strong employment data sparked concerns that the Federal Reserve Board (the “Fed”) might raise short-term interest rates during the first half of the year. This forecast sent yields of long-term U.S. government securities sharply higher and prices lower. However, weaker-than-expected data in other areas of the economy soon dashed expectations of imminent rate hikes. In fact, U.S. GDP contracted mildly over the

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

first quarter of 2015 as a strengthening U.S. dollar, severe winter weather, and labor unrest in West Coast ports weighed on domestic economic activity.

These drags proved transitory, and the economy showed renewed signs of recovery in the spring. U.S. labor markets resumed their gains, housing markets showed renewed strength, oil prices began to rebound, and currency exchange rates stabilized. Meanwhile, despite an intensifying debt crisis in Greece, most overseas markets showed signs of responding positively to more aggressively accommodative monetary policies from their central banks. Consequently, long-term U.S. Treasury yields climbed during the second quarter of the year, more than erasing previous price gains.

Changing investor sentiment also sparked heightened volatility in other sectors of the bond market. Investment-grade corporate bonds rebounded from previous weakness early in 2015, but instability in Greece and China sparked later declines. In contrast, high yield corporate bonds held up relatively well throughout the reporting period amid strong demand from investors seeking competitive yields. Although high yield bonds issued by energy and materials producers fared poorly early in the reporting period due to disappointing earnings stemming from low commodity prices, issuers in most industry groups benefited from the renewed economic recovery and robust investor demand.

Security Selections Bolstered Relative Results

The fund’s relative performance was supported over the reporting period by underweighted exposure to the energy and materials sectors, effectively cushioning the impact of those industry groups’ struggles. Strong security selections in both sectors also aided results compared to the benchmark: the fund held few bonds from distressed oil and coal producers, instead focusing on the paper-and-packaging industry and some of the better performing metals-and-mining companies. An emphasis on B-rated bonds also supported relative results, as the middle high yield rating tier outperformed the BB and CCC rating categories. Finally, the fund’s research-intensive process helped identify some of the stronger credits among CCC-rated bonds.

On a more negative note, some strategies undermined the fund’s relative performance during the reporting period. Most notably, overweighted exposure to cable television companies proved counterproductive when some of the industry’s high yield issuers made acquisition offers for other companies during the second quarter. Bonds from service companies with ample exposure to energy-related enterprises also lagged market averages amid low oil and gas prices.

A Selective Investment Posture

The U.S. economic recovery seems to be intact, and high yield investors have responded positively to expectations of further improvements in business conditions.Yet, we are aware that ongoing geopolitical issues in overseas markets could hurt the U.S. and global economies, and many analysts expect the Fed to begin raising short-term interest rates later this year.

Therefore, we have maintained a selective approach to the high yield bond market. As of midyear, the fund has retained overweighted exposure to B-rated bonds and an emphasis on paper-and-packaging companies, service providers, and home builders. Conversely, we have found fewer opportunities in the energy and materials sectors, and we recently trimmed the fund’s exposure to cable television companies. In our judgment, these are prudent strategies in light of the choppy economic recovery.

July 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The BofA Merrill Lynch U.S. HighYield Master II Constrained Index is an unmanaged performance benchmark composed of U.S. dollar-denominated domestic andYankee bonds rated below investment grade with at least $100 million par amount outstanding and at least one year remaining to maturity. Bonds are capitalization-weighted.Total allocations to an issuer are capped at 2%.The index does not reflect fees and expenses to which the fund is subject.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus High Yield Fund from January 1, 2015 to June 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2015

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.78	$ 8.53	$ 3.52
Ending value (after expenses)	$ 1,027.80	$ 1,024.00	$ 1,029.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2015

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 4.76	$ 8.50	$ 3.51
Ending value (after expenses)	$ 1,020.08	$ 1,016.36	$ 1,021.32

† Expenses are equal to the fund’s annualized expense ratio of .95% for Class A, 1.70% for Class C and .70%
for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2015 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes—91.3%		Rate (%)	Date	Amount ($)[a]		Value ($)
Aerospace & Defense—.7%
CPI International,
Gtd. Notes		8.00	2/15/18	2,955,000	[b]	3,036,262
TransDigm,
Gtd. Notes		6.00	7/15/22	1,760,000		1,746,800
TransDigm,
Gtd. Notes		6.50	7/15/24	3,550,000		3,523,375
						8,306,437
Automotive—1.9%
Gates Global,
Gtd. Notes	EUR	5.75	7/15/22	1,700,000		1,753,332
Gates Global,
Gtd. Notes		6.00	7/15/22	6,250,000	[c]	5,687,500
MPG Holding Company,
Gtd. Notes		7.38	10/15/22	5,570,000		5,959,900
Omega US Sub,
Sr. Unscd. Notes		8.75	7/15/23	3,690,000	[c]	3,699,225
Schaeffler Holding Finance,
Sr. Scd. Notes		6.75	11/15/22	3,950,000	[c]	4,280,812
Schaeffler Holding Finance,
Sr. Scd. Notes		6.88	8/15/18	1,315,000	[c]	1,364,312
						22,745,081
Banking—2.6%
Ally Financial,
Sr. Unscd. Notes		4.13	2/13/22	2,325,000		2,237,812
Ally Financial,
Gtd. Notes		4.75	9/10/18	2,885,000	[d]	2,982,369
Ally Financial,
Gtd. Notes		7.50	9/15/20	2,685,000		3,134,737
Ally Financial,
Gtd. Notes		8.00	11/1/31	1,190,000		1,429,487
Barclays,
Jr. Sub. Bonds	EUR	6.50	12/29/49	5,610,000	[b]	6,244,313
Lloyds Banking Group,
Jr. Sub. Bonds		7.50	4/30/49	7,291,000	[b,d]	7,527,957
Royal Bank of Scotland Group,
Sub. Notes		6.00	12/19/23	3,540,000		3,754,846
Royal Bank of Scotland Group,
Sub. Notes		6.13	12/15/22	3,660,000		3,946,940
						31,258,461

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Building Materials—1.7%
Allegion US Holding,
Gtd. Notes	5.75	10/1/21	4,690,000		4,865,875
American Builders & Contractors
Supply, Sr. Unscd. Notes	5.63	4/15/21	3,490,000	[c]	3,568,525
Gibraltar Industries,
Gtd. Notes	6.50	2/1/21	3,240,000	[b]	3,329,100
Nortek,
Gtd. Notes	8.50	4/15/21	2,000,000		2,145,000
Ply Gem Industries,
Gtd. Notes	6.50	2/1/22	1,500,000		1,458,750
RSI Home Products,
Scd. Notes	6.50	3/15/23	4,670,000	[c]	4,728,375
					20,095,625
Cable-Satellite—6.8%
Altice Financing,
Sr. Scd. Notes	6.63	2/15/23	6,665,000	[c]	6,633,674
Altice Finco,
Gtd. Notes	7.63	2/15/25	3,745,000	[c]	3,604,562
CCO Holdings,
Gtd. Notes	5.38	5/1/25	2,015,000	[c,d]	1,967,144
CCO Holdings,
Gtd. Notes	5.75	9/1/23	2,350,000		2,360,281
CCO Holdings,
Gtd. Notes	6.63	1/31/22	3,735,000		3,903,075
Cequel Communications Holdings I,
Sr. Unscd. Notes	6.38	9/15/20	2,490,000	[c]	2,482,530
CSC Holdings,
Sr. Unscd. Bonds	5.25	6/1/24	4,300,000		4,149,500
DISH DBS,
Gtd. Notes	5.88	7/15/22	3,650,000		3,586,125
DISH DBS,
Gtd. Notes	5.88	11/15/24	1,919,000		1,848,237
DISH DBS,
Gtd. Notes	6.75	6/1/21	4,740,000		4,953,300
Hughes Satellite Systems,
Gtd. Notes	7.63	6/15/21	5,745,000		6,342,193

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Cable-Satellite (continued)
Intelsat Jackson Holdings,
Gtd. Bonds		6.63	12/15/22	2,630,000		2,406,450
Intelsat Jackson Holdings,
Gtd. Notes		7.25	10/15/20	7,040,000		6,987,200
Intelsat Luxembourg,
Gtd. Bonds		7.75	6/1/21	13,550,000	[d]	11,365,062
RCN Telecom Services,
Sr. Unscd. Notes		8.50	8/15/20	5,920,000	[c]	6,223,400
Unitymedia,
Gtd. Notes		6.13	1/15/25	1,600,000	[c]	1,676,000
Virgin Media Finance,
Gtd. Notes		5.75	1/15/25	1,440,000	[c]	1,443,600
Virgin Media Finance,
Gtd. Notes		6.00	10/15/24	1,330,000	[c]	1,354,937
Virgin Media Finance,
Gtd. Notes		6.38	4/15/23	5,175,000	[c]	5,369,062
Wave Holdco,
Sr. Unscd. Notes		8.25	7/15/19	1,995,000	[c]	2,040,286
						80,696,618
Chemicals—3.2%
Consolidated Energy Finance,
Gtd. Notes		6.75	10/15/19	4,317,000	[c]	4,403,340
Eco Services,
Sr. Unscd. Notes		8.50	11/1/22	2,310,000	[c]	2,333,100
Hexion,
Sr. Scd. Notes		6.63	4/15/20	3,445,000		3,178,012
Hexion,
Sr. Scd. Notes		8.88	2/1/18	3,360,000		3,049,200
Hexion,
Scd. Notes		9.00	11/15/20	1,570,000		1,146,100
INEOS Group Holdings,
Scd. Notes		5.88	2/1/19	10,780,000	[c]	10,874,325
Pinnacle Operating,
Scd. Notes		9.00	11/15/20	3,420,000	[c]	3,402,900
Trinseo Materials Operating SCA,
Sr. Unscd. Notes	EUR	6.38	5/1/22	2,590,000	[c]	2,887,467

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Chemicals (continued)
Trinseo Materials Operating SCA,
Sr. Unscd. Notes	6.75	5/1/22	2,860,000	[c]	2,924,350
Univar,
Sr. Unscd. Notes	6.75	7/15/23	3,690,000	[c]	3,736,125
					37,934,919
Construction Machinery—1.6%
Ahern Rentals,
Scd. Notes	7.38	5/15/23	4,400,000	[c]	4,367,000
Ashtead Capital,
Scd. Notes	6.50	7/15/22	4,457,000	[c]	4,746,705
H&E Equipment Services,
Gtd. Notes	7.00	9/1/22	4,245,000	[d]	4,398,881
Jurassic Holdings III,
Scd. Notes	6.88	2/15/21	7,465,000	[c]	5,860,025
					19,372,611
Consumer Cyclical Services—1.3%
Interval Acquisition,
Gtd. Notes	5.63	4/15/23	3,940,000	[c]	4,008,950
Reliance Intermediate,
Sr. Scd. Notes	6.50	4/1/23	4,819,000	[c]	5,035,855
West,
Gtd. Notes	5.38	7/15/22	6,905,000	[c]	6,482,069
					15,526,874
Consumer Products—.5%
Energizer Spinco,
Gtd. Notes	5.50	6/15/25	2,935,000	[c]	2,905,650
Spectrum Brands,
Gtd. Notes	5.75	7/15/25	2,435,000	[c]	2,483,700
					5,389,350
Diversified Manufacturing—1.0%
Accudyne Industries,
Gtd. Notes	7.75	12/15/20	3,510,000	[c]	3,264,300
ATS Automation Tooling Systems,
Sr. Unscd. Notes	6.50	6/15/23	1,570,000	[c]	1,607,288
Gardner Denver,
Sr. Unscd. Notes	6.88	8/15/21	3,505,000	[c,d]	3,211,456

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Diversified Manufacturing (continued)
Griffon,
Gtd. Notes		5.25	3/1/22	3,170,000		3,166,037
						11,249,081
Electric—3.8%
AES,
Sr. Unscd. Notes		7.38	7/1/21	7,770,000		8,566,425
Calpine,
Sr. Unscd. Notes		5.75	1/15/25	2,500,000		2,440,625
Calpine,
Sr. Scd. Notes		6.00	1/15/22	7,029,000	[c]	7,468,312
Calpine,
Sr. Scd. Notes		7.88	1/15/23	3,000	[c]	3,255
Dynegy,
Gtd. Notes		6.75	11/1/19	1,700,000	[c]	1,777,350
Dynegy,
Gtd. Notes		7.38	11/1/22	3,220,000	[c]	3,389,050
Dynegy,
Gtd. Notes		7.63	11/1/24	2,845,000	[c]	3,022,813
NRG Energy,
Gtd. Notes		6.25	7/15/22	3,650,000		3,723,000
NRG Energy,
Gtd. Notes		6.63	3/15/23	3,250,000	[d]	3,363,750
NRG Energy,
Gtd. Notes		7.88	5/15/21	4,090,000		4,376,300
Talen Energy Supply,
Sr. Unscd. Notes		6.50	6/1/25	3,235,000	[c,d]	3,239,044
Viridian Group FundCo II,
Sr. Scd. Notes	EUR	7.50	3/1/20	3,185,000		3,565,007
						44,934,931
Energy—10.7%
Antero Resources,
Gtd. Notes		5.13	12/1/22	5,510,000		5,234,500
Antero Resources,
Gtd. Notes		5.63	6/1/23	1,160,000	[c]	1,126,650
Bonanza Creek Energy,
Gtd. Notes		6.75	4/15/21	7,673,000		7,308,533

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
California Resources,
Gtd. Notes	5.50	9/15/21	4,300,000	[d]	3,763,360
Carrizo Oil & Gas,
Gtd. Notes	6.25	4/15/23	725,000		730,438
Carrizo Oil & Gas,
Gtd. Notes	7.50	9/15/20	6,395,000	[d]	6,762,712
Chesapeake Energy,
Gtd. Notes	5.75	3/15/23	3,300,000	[d]	3,003,000
Chesapeake Energy,
Gtd. Notes	6.13	2/15/21	2,490,000		2,353,050
Chesapeake Energy,
Gtd. Notes	6.63	8/15/20	4,790,000		4,694,200
Crestwood Midstream Partners,
Gtd. Bonds	6.13	3/1/22	5,290,000		5,422,250
Crestwood Midstream Partners,
Gtd. Notes	6.25	4/1/23	1,480,000	[c]	1,546,600
Diamondback Energy,
Gtd. Notes	7.63	10/1/21	6,076,000		6,531,700
Eclipse Resources,
Sr. Unscd. Notes	8.88	7/15/23	3,685,000	[c]	3,573,713
Ferrellgas,
Sr. Unscd. Notes	6.75	1/15/22	6,686,000		6,736,145
Ferrellgas Partners,
Sr. Unscd. Notes	8.63	6/15/20	1,585,000		1,648,400
Forum Energy Technologies,
Gtd. Notes	6.25	10/1/21	5,395,000		5,368,025
Genesis Energy,
Gtd. Bonds	5.63	6/15/24	3,370,000		3,285,750
Genesis Energy,
Gtd. Notes	5.75	2/15/21	3,540,000		3,513,450
Halcon Resources,
Scd. Notes	8.63	2/1/20	1,260,000	[c,d]	1,248,975
Halcon Resources,
Gtd. Notes	9.75	7/15/20	9,200,000	[d]	6,233,000
Jones Energy Holdings,
Gtd. Notes	6.75	4/1/22	6,232,000		5,967,140
Laredo Petroleum,
Gtd. Notes	5.63	1/15/22	3,400,000		3,383,000

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Energy (continued)
Matador Resources,
Gtd. Notes	6.88	4/15/23	2,050,000	[c]	2,103,813
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	1,385,000	[c]	1,267,275
Northern Oil and Gas,
Sr. Unscd. Notes	8.00	6/1/20	5,890,000	[d]	5,389,350
Rose Rock Midstream,
Gtd. Notes	5.63	7/15/22	5,160,000		5,069,700
Rose Rock Midstream,
Gtd. Notes	5.63	11/15/23	2,565,000	[c]	2,494,462
Rosetta Resources,
Gtd. Notes	5.63	5/1/21	4,209,000		4,493,107
RSP Permian,
Gtd. Notes	6.63	10/1/22	3,707,000	[c]	3,808,942
Sanchez Energy,
Gtd. Notes	6.13	1/15/23	680,000	[d]	612,000
Sanchez Energy,
Gtd. Notes	7.75	6/15/21	5,350,000	[d]	5,350,000
Unit,
Gtd. Notes	6.63	5/15/21	7,700,000		7,507,500
					127,530,740
Environmental—1.3%
Abengoa Finance,
Gtd. Notes	7.75	2/1/20	3,787,000	[c]	3,768,065
Abengoa Finance,
Gtd. Notes	8.88	11/1/17	1,900,000	[c,d]	1,985,500
ADS Waste Holdings,
Gtd. Notes	8.25	10/1/20	7,050,000		7,332,000
Clean Harbors,
Gtd. Notes	5.25	8/1/20	1,810,000		1,846,200
					14,931,765
Finance Companies—7.2%
AerCap Ireland Capital,
Gtd. Notes	4.63	7/1/22	950,000		953,562
Aircastle,
Sr. Unscd. Notes	5.50	2/15/22	2,350,000		2,404,355
American Capital,
Sr. Unscd. Notes	6.50	9/15/18	4,265,000	[c]	4,440,931

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Finance Companies (continued)
Cabot Financial,
Sr. Scd. Notes	GBP	10.38	10/1/19	2,250,000		3,864,779
CIT Group,
Sr. Unscd. Notes		5.00	8/15/22	3,665,000		3,637,512
CIT Group,
Sr. Unscd. Notes		5.50	2/15/19	2,000,000	[c,d]	2,090,000
CNO Financial Group,
Sr. Unscd. Notes		4.50	5/30/20	1,785,000		1,816,238
Hub Holdings,
Sr. Unscd. Notes		8.13	7/15/19	7,755,000	[c]	7,755,000
HUB International,
Sr. Unscd. Notes		7.88	10/1/21	4,755,000	[c]	4,861,987
Icahn Enterprises,
Gtd. Notes		5.88	2/1/22	3,150,000	[d]	3,220,875
International Lease Finance,
Sr. Unscd. Notes		8.25	12/15/20	7,840,000		9,329,600
International Lease Finance,
Sr. Unscd. Notes		8.63	1/15/22	2,395,000		2,930,881
KCG Holdings,
Sr. Scd. Notes		6.88	3/15/20	3,750,000	[c]	3,628,125
Ladder Capital Finance Holdings,
Sr. Unscd. Notes		7.38	10/1/17	5,385,000		5,640,787
Navient,
Sr. Unscd. Notes		8.00	3/25/20	5,690,000		6,358,575
Provident Funding Associates,
Gtd. Notes		6.75	6/15/21	5,340,000	[c]	5,126,400
Quicken Loans,
Gdt. Notes		5.75	5/1/25	6,005,000	[c]	5,764,800
USI,
Sr. Unscd. Notes		7.75	1/15/21	7,865,000	[c]	8,012,469
York Risk Services Holding,
Gtd. Notes		8.50	10/1/22	4,630,000	[c]	4,097,550
						85,934,426
Food & Beverages—1.4%
Acosta,
Sr. Unscd. Notes		7.75	10/1/22	8,550,000	[c]	8,635,500
JBS,
Sr. Unscd. Notes		5.75	6/15/25	2,895,000	[c]	2,868,800

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Food & Beverages (continued)
Post Holdings,
Gtd. Notes		7.38	2/15/22	5,230,000		5,341,137
						16,845,437
Gaming—3.1%
Boyd Gaming,
Gtd. Notes		6.88	5/15/23	4,880,000		5,026,400
GLP Capital,
Gtd. Notes		5.38	11/1/23	1,884,000		1,945,230
International Game Technology,
Sr. Scd. Notes		6.25	2/15/22	4,505,000	[c]	4,324,800
MGM Resorts International,
Gtd. Notes		6.00	3/15/23	1,813,000	[d]	1,844,727
MGM Resorts International,
Gtd. Notes		7.75	3/15/22	4,377,000		4,836,585
Penn National Gaming,
Sr. Unscd. Notes		5.88	11/1/21	5,495,000	[d]	5,563,688
Scientific Games International,
Sr. Scd. Notes		7.00	1/1/22	1,840,000	[c]	1,909,000
Scientific Games International,
Gtd. Notes		10.00	12/1/22	11,830,000		11,386,375
						36,836,805
Health Care—5.4%
Amsurg,
Gtd. Notes		5.63	11/30/20	3,025,000		3,093,063
Auris Luxembourg II,
Sr. Unscd. Bonds	EUR	8.00	1/15/23	2,500,000		3,012,163
CHS/Community Health Systems,
Gtd. Notes		6.88	2/1/22	5,000,000		5,287,500
ConvaTec Finance International,
Sr. Unscd. Notes		8.25	1/15/19	7,710,000	[c]	7,603,988
DaVita Healthcare Partners,
Gtd. Notes		5.00	5/1/25	3,215,000		3,102,475
HCA,
Sr. Scd. Notes		5.00	3/15/24	3,400,000		3,468,000
HCA,
Gtd. Notes		5.38	2/1/25	1,920,000		1,956,096
HCA,
Gtd. Notes		7.50	2/15/22	6,310,000		7,264,388

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Health Care (continued)
HCA Holdings,
Sr. Unscd. Notes	6.25	2/15/21	3,200,000		3,456,000
Kindred Healthcare,
Gtd. Notes	6.38	4/15/22	4,345,000		4,355,863
Kindred Healthcare,
Gtd. Notes	8.75	1/15/23	3,880,000	[c]	4,229,200
Sterigenics-Nordion Holdings,
Sr. Unscd. Notes	6.50	5/15/23	1,805,000	[c]	1,836,588
Surgical Care Affiliates,
Gtd. Notes	6.00	4/1/23	3,945,000	[c]	3,964,725
Tenet Healthcare,
Sr. Unscd. Notes	6.75	6/15/23	2,300,000	[c]	2,348,875
Tenet Healthcare,
Sr. Unscd. Notes	8.13	4/1/22	9,085,000		9,957,160
					64,936,084
Home Construction—2.8%
Ashton Woods USA/Finance,
Sr. Unscd. Notes	6.88	2/15/21	5,893,000	[c]	5,509,955
Brookfield Residential Properties,
Gtd. Notes	6.50	12/15/20	5,435,000	[c]	5,437,283
Shea Homes,
Sr. Unscd. Notes	5.88	4/1/23	2,184,000	[c]	2,222,220
Shea Homes,
Sr. Unscd. Notes	6.13	4/1/25	1,560,000	[c]	1,579,500
Taylor Morrison Communities,
Gtd. Notes	5.63	3/1/24	2,600,000	[c]	2,515,500
Taylor Morrison Communities,
Gtd. Notes	5.88	4/15/23	5,780,000	[c]	5,736,650
TRI Pointe Holdings,
Sr. Unscd. Notes	5.88	6/15/24	1,160,000		1,142,600
Weekley Homes,
Sr. Unscd. Bonds	6.00	2/1/23	4,122,000		3,915,900
William Lyon Homes,
Gtd. Notes	8.50	11/15/20	5,290,000		5,739,650
					33,799,258
Industrial Services—2.8%
AECOM,
Gtd. Notes	5.75	10/15/22	3,172,000	[c]	3,219,580

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Industrial Services (continued)
Algeco Scotsman Global Finance,
Sr. Scd. Notes		8.50	10/15/18	4,355,000	[c,d]	4,224,350
Algeco Scotsman Global Finance,
Sr. Scd. Notes	EUR	9.00	10/15/18	2,125,000	[d]	2,328,976
Algeco Scotsman Global Finance,
Gtd. Notes		10.75	10/15/19	3,210,000	[c,d]	2,479,725
Galapagos Holding,
Sr. Scd. Notes	EUR	7.00	6/15/22	5,750,000	[c]	6,089,879
Hillman Group,
Sr. Unscd. Notes		6.38	7/15/22	5,100,000	[c]	4,845,000
StoneMor Partners,
Gtd. Bonds		7.88	6/1/21	2,645,000		2,764,025
TMF Group Holding,
Gtd. Notes	EUR	9.88	12/1/19	2,665,000		3,190,852
Zachry Holdings,
Sr. Unscd. Notes		7.50	2/1/20	4,655,000	[c]	4,655,000
						33,797,387
Media/Entertainment—3.5%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		6.50	11/15/22	4,265,000		4,456,925
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A		7.63	3/15/20	625,000		647,656
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	2,460,000		2,573,775
Gray Television,
Gtd. Notes		7.50	10/1/20	6,290,000		6,690,988
iHeartCommunications,
Sr. Scd. Notes		9.00	12/15/19	3,935,000		3,764,811
iHeartCommunications,
Gtd. Notes		14.00	2/1/21	4,142,270	[d]	2,956,545
Nexstar Broadcasting,
Gtd. Notes		6.88	11/15/20	5,200,000	[d]	5,531,500
Sinclair Television Group,
Gtd. Notes		5.63	8/1/24	4,740,000	[c]	4,651,125
Sinclair Television Group,
Gtd. Notes		6.38	11/1/21	2,105,000		2,183,938
Tribune Media,
Gtd. Notes		5.88	7/15/22	4,725,000	[c]	4,772,250

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)[a]		Value ($)
Media Entertainment (continued)
United Group,
Sr. Scd. Bonds, Ser. aPR	EUR	7.88	11/15/20	1,645,000		1,944,188
Univision Communications,
Sr. Scd. Notes		5.13	2/15/25	2,165,000	[c]	2,095,071
						42,268,772
Metals & Mining—1.9%
Arcelormittal,
Sr. Unscd. Bonds		6.13	6/1/25	1,320,000		1,319,175
ArcelorMittal,
Sr. Unscd. Bonds		10.35	6/1/19	3,767,000	[b]	4,525,109
Consol Energy,
Gtd. Notes		5.88	4/15/22	4,015,000		3,432,825
Global Brass & Copper,
Sr. Scd. Notes		9.50	6/1/19	2,745,000		3,012,638
Murray Energy,
Scd. Notes		11.25	4/15/21	5,475,000	[c,d]	4,612,687
Ryerson,
Sr. Scd. Notes		9.00	10/15/17	5,575,000		5,630,750
						22,533,184
Packaging—4.3%
Albea Beauty Holdings,
Sr. Scd. Notes		8.38	11/1/19	9,092,000	[c]	9,773,900
Ardagh Finance Holdings,
Sr. Unscd. Notes		8.63	6/15/19	5,548,493	[c]	5,770,433
Ardagh Packaging Finance,
Gtd. Notes		6.75	1/31/21	7,750,000	[c]	7,963,125
Berry Plastics,
Scd. Notes		5.13	7/15/23	5,060,000		4,946,150
Beverage Packaging Holdings II,
Gtd. Notes		6.00	6/15/17	3,350,000	[c]	3,362,563
BWAY Holding,
Sr. Unscd. Notes		9.13	8/15/21	9,715,000	[c]	10,055,025
Reynolds Group,
Gtd. Notes		9.88	8/15/19	1,941,000		2,041,689
Signode Industrial Group,
Gtd. Notes		6.38	5/1/22	8,055,000	[c]	7,853,625
						51,766,510

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Paper—.7%
Mercer International,
Gtd. Notes	7.75	12/1/22	4,295,000	[d]	4,638,600
Sappi Papier Holding,
Sr. Scd. Notes	6.63	4/15/21	3,945,000	[c]	4,112,663
					8,751,263
Pharmaceuticals—2.3%
Capsugel,
Sr. Unscd. Notes	7.00	5/15/19	6,164,000	[c]	6,284,136
DPx Holdings,
Sr. Unscd. Notes	7.50	2/1/22	4,890,000	[c]	5,116,163
Endo Finance,
Gtd. Notes	6.00	7/15/23	1,480,000	[c]	1,515,150
Valeant Pharmaceuticals
International, Gtd. Notes	5.50	3/1/23	1,200,000	[c]	1,215,000
Valeant Pharmaceuticals
International, Gtd. Notes	5.63	12/1/21	385,000	[c]	394,625
Valeant Pharmaceuticals
International, Sr. Unscd.
Notes	6.13	4/15/25	2,820,000	[c]	2,908,125
Valeant Pharmaceuticals
International, Gtd. Notes	6.38	10/15/20	2,700,000	[c]	2,850,188
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/18	5,750,000	[c]	6,041,094
Valeant Pharmaceuticals
International, Gtd. Notes	6.75	8/15/21	1,440,000	[c]	1,504,800
					27,829,281
Retailers—2.6%
Argos Merger Sub,
Sr. Unscd. Notes	7.13	3/15/23	5,190,000	[c,d]	5,449,500
DriveTime Automotive Group,
Sr. Scd. Notes	8.00	6/1/21	4,730,000	[c]	4,540,800
Family Tree Escrow,
Sr. Scd. Notes	5.75	3/1/23	4,070,000	[c]	4,273,500
Neiman Marcus Group,
Gtd. Notes	8.00	10/15/21	5,340,000	[c]	5,647,050
Neiman Marcus Group,
Gtd. Notes	8.75	10/15/21	3,905,000	[c]	4,212,519

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Retailers (continued)
Rite Aid,
Gtd. Notes	6.13	4/1/23	7,095,000	[c]	7,334,456
					31,457,825
Technology—5.8%
Alcatel-Lucent USA,
Sr. Unscd. Debs	6.45	3/15/29	2,575,000		2,668,344
Alcatel-Lucent USA,
Gtd. Notes	6.75	11/15/20	3,060,000	[c]	3,247,425
Audatex North America,
Gtd. Notes	6.00	6/15/21	1,920,000	[c]	1,980,000
Audatex North America,
Gtd. Notes	6.13	11/1/23	1,040,000	[c]	1,072,500
CDW Finance,
Gtd. Bonds	6.00	8/15/22	4,570,000		4,735,663
Commscope,
Sr. Scd. Notes	4.38	6/15/20	2,005,000	[c]	2,030,062
Commscope Tech Finance,
Sr. Unscd. Notes	6.00	6/15/25	3,300,000	[c]	3,295,875
First Data,
Sr. Scd. Notes	6.75	11/1/20	442,000	[c]	468,246
First Data,
Scd. Notes	8.75	1/15/22	3,000,000	[c]	3,196,875
First Data,
Gtd. Notes	10.63	6/15/21	1,346,000		1,494,060
First Data,
Gtd. Notes	11.50	1/15/21	1,363,000	[b]	1,516,338
First Data,
Gtd. Notes	11.75	8/15/21	6,440,000		7,261,100
Infor Software Parent,
Gtd. Notes	7.13	5/1/21	6,245,000	[c]	6,284,031
Infor US,
Gtd. Notes	6.50	5/15/22	3,800,000	[c]	3,876,000
Italics Merger SUB,
Sr. Unscd. Notes	7.13	7/15/23	2,585,000	[c,d]	2,559,150
Micron Technology,
Sr. Unscd. Notes	5.50	2/1/25	2,385,000	[c]	2,240,708
Micron Technology,
Gtd. Notes	5.88	2/15/22	2,500,000		2,553,125
Open Text,
Gtd. Notes	5.63	1/15/23	2,805,000	[c]	2,783,963

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Technology (continued)
Plantronics,
Gtd. Notes	5.50	5/31/23	3,505,000	[c]	3,557,575
Project Homestake Merger,
Gtd. Notes	8.88	3/1/23	4,285,000	[c]	4,167,163
Sabre Global,
Sr. Scd. Notes	5.38	4/15/23	2,670,000	[c]	2,643,300
Sophia,
Gtd. Notes	9.75	1/15/19	1,690,000	[c]	1,799,850
Sophia Holding Finance,
Gtd. Notes	9.63	12/1/18	3,920,000	[c]	3,983,700
					69,415,053
Transportation Services—1.8%
Navios Maritime Acquisition,
Sr. Scd. Notes	8.13	11/15/21	6,265,000	[c]	6,194,519
Navios Maritime Holdings Finance,
Sr. Scd. Notes	7.38	1/15/22	3,177,000	[c]	2,763,990
Navios South American Logistics,
Gtd. Notes	7.25	5/1/22	6,815,000	[c]	6,550,919
XPO Logistics,
Gtd. Notes	6.50	6/15/22	5,740,000	[c]	5,632,375
					21,141,803
Wireless Communications—6.2%
Altice,
Gtd. Notes	7.63	2/15/25	1,150,000	[c]	1,083,875
Altice,
Gtd. Notes	7.75	5/15/22	7,925,000	[c]	7,687,250
Digicel,
Gtd. Notes	6.75	3/1/23	3,150,000	[c,d]	3,095,820
Digicel Group,
Sr. Unscd. Notes	7.13	4/1/22	2,200,000	[c]	2,094,840
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	4,845,000	[c]	4,881,338
Numericable-SFR,
Sr. Scd. Bonds	6.00	5/15/22	4,320,000	[c]	4,268,700
Numericable-SFR,
Sr. Scd. Bonds	6.25	5/15/24	5,640,000	[c]	5,562,450
Sprint,
Gtd. Notes	7.25	9/15/21	2,609,000		2,550,298
Sprint Communications,
Gtd. Notes	7.00	3/1/20	3,870,000	[c]	4,219,074

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Wireless Communications
(continued)
Sprint Communications,
Sr. Unscd. Notes	7.00	8/15/20	5,055,000		5,029,725
Sprint Communications,
Gtd. Notes	9.00	11/15/18	5,185,000	[c]	5,868,176
Sprint Communications,
Sr. Unscd. Notes	11.50	11/15/21	2,525,000		2,979,500
T-Mobile USA,
Gtd. Bonds	6.50	1/15/24	6,320,000		6,541,200
T-Mobile USA,
Gtd. Bonds	6.63	4/28/21	3,080,000		3,203,200
T-Mobile USA,
Gtd. Notes	6.63	4/1/23	1,860,000		1,936,725
T-Mobile USA,
Gtd. Bonds	6.73	4/28/22	3,735,000		3,903,075
T-Mobile USA,
Gtd. Bonds	6.84	4/28/23	4,080,000	[d]	4,299,300
Wind Acquisition Finance,
Scd. Notes	7.38	4/23/21	5,335,000	[c]	5,408,356
					74,612,902
Wireline
Communications—2.4%
CenturyLink,
Sr. Unscd. Notes, Ser. V	5.63	4/1/20	3,735,000		3,753,675
CenturyLink,
Sr. Unscd. Notes, Ser. W	6.75	12/1/23	4,605,000	[d]	4,636,659
Communications Sales & Leasing,
Sr. Scd. Notes	6.00	4/15/23	765,000	[c]	750,090
Communications Sales & Leasing,
Gtd. Notes	8.25	10/15/23	545,000	[c]	536,825
Frontier Communications,
Sr. Unscd. Notes	6.25	9/15/21	3,270,000		2,992,050
Frontier Communications,
Sr. Unscd. Notes	7.13	1/15/23	1,005,000		896,963
Frontier Communications,
Sr. Unscd. Notes	7.63	4/15/24	1,865,000		1,655,188
Frontier Communications,
Sr. Unscd. Notes	8.75	4/15/22	3,550,000		3,532,250
Level 3 Financing,
Gtd. Notes	5.38	5/1/25	3,170,000	[c]	3,059,050

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)[a]		Value ($)
Wireline Communications
(continued)
Telecom Italia Capital,
Gtd. Notes	6.00	9/30/34	981,000		959,526
Windstream,
Gtd. Notes	7.75	10/15/20	3,740,000	[d]	3,674,550
Windstream,
Gtd. Notes	7.75	10/1/21	2,940,000	[d]	2,704,800
					29,151,626
Total Bonds and Notes
(cost $1,111,409,006)					1,091,050,109

Floating Rate Loan
Interests—1.3%
Construction Machinery—.5%
Neff Rental,
Second Lien Closing Date Loan	7.25	5/21/21	5,540,000	[b]	5,508,865
Energy—.6%
Templar Energy,
Second Lien Term Loan	8.50	11/25/20	9,500,000	[b]	7,025,250
Health Care—.2%
Onex Carestream Finance,
Second Lien Term Loan	9.50	12/5/2019	2,688,313	[b]	2,678,232
Total Floating Rate
Loan Interests
(cost $16,922,846)					15,212,347

Preferred Stocks—.5%			Shares		Value ($)
Banking
GMAC Capital Trust I,
Ser. 2, 8.13%
(cost $6,472,746)			248,504	[b]	6,456,134
			Principal
Short-Term Investments—.1%			Amount ($)		Value ($)
U.S. Treasury Bills:
0.02%, 10/29/15			250,000		249,994
0.03%, 8/13/15			1,048,000		1,048,006
Total Short-Term Investments
(cost $1,297,953)					1,298,000

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—3.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $40,708,898)	40,708,898 [e]	40,708,898

Investment of Cash Collateral
for Securities Loaned—5.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $70,471,323)	70,471,323 [e]	70,471,323

Total Investments (cost $1,247,282,772)	102.5%	1,225,196,811
Liabilities, Less Cash and Receivables	(2.5%)	(29,696,396)
Net Assets	100.0%	1,195,500,415

a Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
GBP—British Pound
b Variable rate security—interest rate subject to periodic change.
c Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At June 30, 2015, these securities were valued at $547,649,391 or 45.8% of net assets.
d Security, or portion thereof, on loan.At June 30, 2015, the value of the fund’s securities on loan was $80,596,022 and the value of the collateral held by the fund was $84,226,069, consisting of cash collateral of $70,471,323 and
U.S. Government and Agency securities valued at $13,754,746.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Corporate Bonds	91.3	Bank Loans	1.3
Short-Term/		Preferred Stocks	.5
Money Market Investments	9.4		102.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $80,596,022)—Note 1(c):
Unaffiliated issuers		1,136,102,551	1,114,016,590
Affiliated issuers		111,180,221	111,180,221
Cash denominated in foreign currencies		3,761,130	3,782,266
Receivable for investment securities sold			31,444,415
Dividends, interest and securities lending income receivable			19,896,951
Unrealized appreciation on forward foreign
currency exchange contracts—Note 4			648,099
Receivable for shares of Beneficial Interest subscribed			451,756
			1,281,420,298
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)			806,351
Cash overdraft due to Custodian			2,559,544
Liability for securities on loan—Note 1(c)			70,471,323
Payable for investment securities purchased			9,157,712
Payable for shares of Beneficial Interest redeemed			2,899,481
Accrued expenses			25,472
			85,919,883
Net Assets ($)			1,195,500,415
Composition of Net Assets ($):
Paid-in capital			1,273,865,507
Accumulated distributions in excess of investment income—net			(1,925,080)
Accumulated net realized gain (loss) on investments			(55,009,093)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(21,430,919)
Net Assets ($)			1,195,500,415

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	203,041,819	83,063,994	909,394,602
Shares Outstanding	31,548,302	12,902,252	141,181,752
Net Asset Value Per Share ($)	6.44	6.44	6.44

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Investment Income ($):
Income:
Interest	38,296,172
Income from securities lending—Note 1(c)	268,372
Dividends:
Unaffiliated issuers	258,715
Affiliated issuers	28,677
Total Income	38,851,936
Expenses:
Management fee—Note 3(a)	4,286,249
Distribution/Service Plan fees—Note 3(b)	697,763
Trustees’ fees—Notes 3(a,c)	53,246
Loan commitment fees—Note 2	4,248
Total Expenses	5,041,506
Less—Trustees’ fees reimbursed by Dreyfus—Note 3(a)	(53,246)
Net Expenses	4,988,260
Investment Income—Net	33,863,676
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(4,841,868)
Net realized gain (loss) on forward foreign currency exchange contracts	2,506,514
Net Realized Gain (Loss)	(2,335,354)
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	2,885,719
Net unrealized appreciation (depreciation) on
forward foreign currency exchange transactions	(243,210)
Net Unrealized Appreciation (Depreciation)	2,642,509
Net Realized and Unrealized Gain (Loss) on Investments	307,155
Net Increase in Net Assets Resulting from Operations	34,170,831
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Operations ($):
Investment income—net	33,863,676	83,128,150
Net realized gain (loss) on investments	(2,335,354)	42,274,776
Net unrealized appreciation
(depreciation) on investments	2,642,509	(97,466,825)
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,170,831	27,936,101
Dividends to Shareholders from ($):
Investment income—net:
Class A	(6,323,602)	(16,080,012)
Class C	(2,188,892)	(5,121,564)
Class I	(28,159,547)	(68,890,667)
Net realized gain on investments:
Class A	—	(261,865)
Class C	—	(105,859)
Class I	—	(1,156,372)
Total Dividends	(36,672,041)	(91,616,339)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	40,434,782	70,107,848
Class C	2,585,392	6,229,546
Class I	206,423,882	610,213,886
Dividends reinvested:
Class A	5,289,886	13,870,490
Class C	1,267,289	3,075,352
Class I	11,800,098	28,938,743
Cost of shares redeemed:
Class A	(55,349,051)	(180,163,364)
Class C	(9,880,252)	(21,649,290)
Class I	(191,460,723)	(856,064,558)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	11,111,303	(325,441,347)
Total Increase (Decrease) in Net Assets	8,610,093	(389,121,585)
Net Assets ($):
Beginning of Period	1,186,890,322	1,576,011,907
End of Period	1,195,500,415	1,186,890,322
Undistributed (distributions in excess of)
investment income—net	(1,925,080)	883,285

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2015	Year Ended
	(Unaudited)	December 31, 2014
Capital Share Transactions:
Class A
Shares sold	6,192,630	10,389,985
Shares issued for dividends reinvested	811,499	2,055,384
Shares redeemed	(8,494,814)	(26,862,894)
Net Increase (Decrease) in Shares Outstanding	(1,490,685)	(14,417,525)
Class C
Shares sold	396,028	917,852
Shares issued for dividends reinvested	194,413	456,325
Shares redeemed	(1,518,673)	(3,212,962)
Net Increase (Decrease) in Shares Outstanding	(928,232)	(1,838,785)
Class I
Shares sold	31,685,708	90,734,119
Shares issued for dividends reinvested	1,808,832	4,287,999
Shares redeemed	(29,447,598)	(128,359,258)
Net Increase (Decrease) in Shares Outstanding	4,046,942	(33,337,140)
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
Class A Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	6.45		6.74	6.67	6.21	6.62	6.48
Investment Operations:
Investment income—net[a]	.17		.36	.38	.41	.49	.59
Net realized and unrealized
gain (loss) on investments	.01		(.25)	.10	.48	(.40)	.17
Total from Investment Operations	.18		.11	.48	.89	.09	.76
Distributions:
Dividends from
investment income—net	(.19)		(.39)	(.41)	(.43)	(.50)	(.62)
Dividends from net realized
gain on investments	—		(.01)	—	—	—	—
Total Distributions	(.19)		(.40)	(.41)	(.43)	(.50)	(.62)
Net asset value, end of period	6.44		6.45	6.74	6.67	6.21	6.62
Total Return (%)[b]	2.78	[c]	1.55	7.49	14.74	1.33	12.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.95	[d]	.96	.96	.96	.96	.96
Ratio of net expenses
to average net assets	.95	[d]	.95	.95	.95	.95	.95
Ratio of net investment income
to average net assets	5.39	[d]	5.35	5.79	6.35	7.50	9.05
Portfolio Turnover Rate	32.88	[c]	72.20	46.05	51.72	75.87	70.07
Net Assets, end of period
($ x 1,000)	203,042		212,967	319,981	360,128	338,800	346,594

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2015				Year Ended December 31,
Class C Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	6.45		6.74	6.67	6.21	6.62	6.48
Investment Operations:
Investment income—net[a]	.15		.31	.34	.36	.44	.54
Net realized and unrealized
gain (loss) on investments	.01		(.25)	.09	.48	(.40)	.18
Total from Investment Operations	.16		.06	.43	.84	.04	.72
Distributions:
Dividends from
investment income—net	(.17)		(.34)	(.36)	(.38)	(.45)	(.58)
Dividends from net realized
gain on investments	—		(.01)	—	—	—	—
Total Distributions	(.17)		(.35)	(.36)	(.38)	(.45)	(.58)
Net asset value, end of period	6.44		6.45	6.74	6.67	6.21	6.62
Total Return (%)[b]	2.40	[c]	.79	6.69	13.89	.58	11.66
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.70	[d]	1.71	1.71	1.71	1.71	1.71
Ratio of net expenses
to average net assets	1.70	[d]	1.70	1.70	1.70	1.70	1.70
Ratio of net investment income
to average net assets	4.66	[d]	4.61	5.05	5.60	6.76	8.31
Portfolio Turnover Rate	32.88	[c]	72.20	46.05	51.72	75.87	70.07
Net Assets, end of period
($ x 1,000)	83,064		89,182	105,686	123,693	118,706	128,173

a	Based on average shares outstanding.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.

See notes to financial statements.

Six Months Ended
June 30, 2015				Year Ended December 31,
Class I Shares	(Unaudited)		2014	2013	2012	2011	2010
Per Share Data ($):
Net asset value,
beginning of period	6.45		6.75	6.67	6.22	6.62	6.49
Investment Operations:
Investment income—net[a]	.18		.38	.40	.43	.50	.60
Net realized and unrealized
gain (loss) on investments	.01		(.26)	.11	.47	(.38)	.17
Total from Investment Operations .19			.12	.51	.90	.12	.77
Distributions:
Dividends from
investment income—net	(.20)		(.41)	(.43)	(.45)	(.52)	(.64)
Dividends from net realized
gain on investments	—		(.01)	—	—	—	—
Total Distributions	(.20)		(.42)	(.43)	(.45)	(.52)	(.64)
Net asset value, end of period	6.44		6.45	6.75	6.67	6.22	6.62
Total Return (%)	2.91	[b]	1.64	7.92	14.84	1.74	12.59
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.70	[c]	.71	.71	.71	.71	.71
Ratio of net expenses
to average net assets	.70	[c]	.70	.70	.70	.70	.70
Ratio of net investment income
to average net assets	5.64	[c]	5.59	6.03	6.57	7.73	9.26
Portfolio Turnover Rate	32.88	[b]	72.20	46.05	51.72	75.87	70.07
Net Assets, end of period
($ x 1,000)	909,395		884,742	1,150,345	907,236	576,790	543,899

a	Based on average shares outstanding.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus High Yield Fund (the “fund”) is a separate diversified series of The Dreyfus/Laurel Funds, Inc. (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering five series, including the fund. The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C and Class I. Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Service Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Service Plan fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities, floating rate loan interests and other securities, excluding short-term investments (other than U.S.Treasury Bills), and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by an independent pricing service (the “Service”) approved by the Trust’s Board of Trustees (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S.Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service.These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the proce-

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Corporate Bonds†	—	1,091,050,109	—	1,091,050,109
Floating Rate
Loan Interests†	—	15,212,347	—	15,212,347
Preferred Stocks†	—	6,456,134	—	6,456,134
Mutual Funds	111,180,221	—	—	111,180,221
U.S. Treasury	—	1,298,000	—	1,298,000
Other Financial
Instruments:
Forward Foreign
Currency Exchange
Contracts††	—	648,099	—	648,099

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At June 30, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities.The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2015, The Bank of NewYork Mellon earned $83,786 from lending portfolio securities, pursuant to the securities lending agreement.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2015 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2014 ($)	Purchases ($)	Sales ($)	6/30/2015 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	27,426,608	299,133,812	285,851,522	40,708,898	3.4
Dreyfus
Institutional
Cash
Advantage
Fund	73,910,827	216,557,328	219,996,832	70,471,323	5.9
Total	101,337,435	515,691,140	505,848,354	111,180,221	9.3

(e) Risk: The fund invests primarily in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment.They may also decline because of factors that affect a particular industry.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade securities, and inherently speculative. In the event of the bankruptcy of a borrower, the fund could experience delays or limitations imposed by insolvency laws with respect to its ability to realize the benefits of any collateral securing the borrower’s loan.

(f) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are normally declared daily and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2015, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2014 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. Furthermore, post-enactment capital loss carryovers retain their character as either short-term or long-term capital losses rather than short-term as they were under previous statute.The 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act (“pre-enactment losses”).As a result of this ordering rule, pre-enactment losses may be more likely to expire unused.

The fund has an unused capital loss carryover of $41,585,235 available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to December 31, 2014. If not applied, $17,792,236 of the carryover expires in fiscal year 2016 and $23,792,999 expires in fiscal year 2017.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2014 was as follows: ordinary income $91,616,339. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Investment Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, Dreyfus provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. Dreyfus also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay Dreyfus a fee, calculated daily and paid monthly, at an annual rate of .70% of the value of the fund’s average daily net assets. Out of its fee, Dreyfus pays all of the expenses of the fund (excluding brokerage commissions, taxes, interest expense, commitment fees on borrowings, Rule 12b-1 Distribution Plan fees, Service Plan fees, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses). In addition, Dreyfus is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). During the period ended June 30, 2015, Trustees’ fees reimbursed by Dreyfus amounted to $53,246.

During the period ended June 30, 2015, the Distributor retained $728 from CDSCs on redemptions of the fund’s Class C shares.

(b) Under the Distribution Plans adopted pursuant to Rule 12b-1 (the “Distribution Plans”) under the Act, Class A shares pay annually up to .25% of the value of its average daily net assets to compensate the Distributor for shareholder servicing activities and expenses primarily intended to result in the sale of Class A shares. Class C shares pay the Distributor for distributing its shares at an aggregate annual rate of .75% of the value of the average daily net assets of Class C shares. Class C shares are also subject to a service plan adopted pursuant to Rule 12b-1 (the “Service Plan”), under which Class C shares pay the Distributor for providing certain services to the holders of its

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

shares, a fee at the annual rate of .25% of the value of the average daily net assets of Class C shares. During the period ended June 30, 2015, Class A and Class C shares were charged $270,097 and $320,750, respectively, pursuant to their Distribution Plans. During the period ended June 30, 2015, Class C shares were charge $106,916 pursuant to the Service Plan.

Under its terms, the Distribution Plans and Service Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of those Trustees who are not “interested persons” of the Trust and who have no direct or indirect financial interest in the operation of or in any agreement related to the Distribution Plans or Service Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $704,185, Distribution Plans fees $95,224 and Service Plan fees $17,259, which are offset against an expense reimbursement currently in effect in the amount of $10,317.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended June 30, 2015, amounted to $380,623,622 and $404,590,236, respectively.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients.The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year.The fund may invest in multiple series or tranches of a loan.A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset.The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterpar-ties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended June 30, 2015 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract.This risk is mitigated by Master Agreements between the fund and the counter-party and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. The following summarizes open forward contracts at June 30, 2015:

	Foreign
Forward Foreign Currency	Currency			Unrealized
Exchange Contracts	Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
British Pound,
Expiring:
7/31/2015 [a]	1,340,000	2,110,389	2,105,016	5,373
7/31/2015 [b]	2,055,000	3,252,602	3,228,215	24,387
Euro,
Expiring:
7/1/2015 [a]	3,154,336	3,547,840	3,516,618	31,222
7/31/2015 [a]	5,825,000	6,526,681	6,496,787	29,894
7/31/2015 [b]	7,535,000	8,570,167	8,403,999	166,168
7/31/2015 [c]	8,860,000	10,074,086	9,881,809	192,277
7/31/2015 [d]	8,925,000	10,153,083	9,954,305	198,778
				648,099

Counterparties:

a	Barclays Bank
b	Goldman Sachs International
c	Commonwealth Bank of Australia
d	Morgan Stanley Capital Services

The provisions of ASC Topic 210 “Disclosures about Offsetting Assets and Liabilities” require disclosure on the offsetting of financial assets and liabilities. These disclosures are required for certain investments, including derivative financial instruments subject to Master Agreements which are eligible for offsetting in the Statement of Assets and Liabilities and require the fund to disclose both gross and net information with respect to such investments. For financial reporting purposes, the fund does not offset derivative assets and derivative liabilities that are subject to Master Agreements in the Statement of Assets and Liabilities.

At June 30, 2015, derivative assets (by type) on a gross basis are as follows:

Derivative Financial Instruments:	Assets ($)
Forward contracts	648,099
Total gross amount of derivative assets and liabilities
in the Statement of Assets and Liabilities	648,099
Derivatives not subject to Master Agreements	—
Total gross amount of assets and liabilities subject to
Master Agreements	648,099

The following table presents derivative assets net of amounts available for offsetting under Master Agreements and net of related collateral received or pledged, if any, as of June 30, 2015:

		Financial
		Instruments
		and
		Derivatives
	Gross Amount of	Available	Collateral	Net Amount of
Counterparty	Assets ($)[1]	for Offset ($)	Received ($)	Assets ($)
Barclays Bank	66,489	—	—	66,489
Commonwealth
Bank of Australia	192,277	—	—	192,277
Goldman Sachs
International	190,555	—	—	190,555
Morgan Stanley
Capital Services	198,778	—	—	198,778
Total	648,099	—	—	648,099

1	Absent a default event or early termination, OTC derivative assets are presented at gross amounts and are not offset in the Statement of Assets and Liabilities.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2015:

Average Market Value ($)
Forward contracts	40,442,176

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At June 30, 2015, accumulated net unrealized depreciation on investments was $22,085,961, consisting of $14,538,607 gross unrealized appreciation and $36,624,568 gross unrealized depreciation.

At June 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on February 25-26, 2015, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures.

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2014, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group for all periods except the two-year period when it was above the median and above the Performance Universe median for the one-, two- and three-year periods and below the Performance Universe median for the four-, five- and six-year periods. The Board also noted that the fund’s yield performance was above the Performance Group and Performance Universe medians for nine of the ten one-year periods ended December 31st. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.Taking into account the fund’s “unitary” fee structure, the Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were at and below the Expense Group and Expense Universe medians, respectively.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting the fund’s “unitary” fee structure. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such

The Fund 49

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT
MANAGEMENT AGREEMENT (Unaudited) (continued)

services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined to renew the Agreement.

The Fund 51

NOTES

For More Information

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

     description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Telephone Call your financial representative or 1-800-DREYFUS
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

             Bradley J. Skapyak,

            President

Date:    August 20, 2015

By:       /s/ James Windels

            James Windels,

            Treasurer

Date:    August 20, 2015

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)